Shareholder Report, Average Annual Return (Details) 216701_Overlay Shares Hedged Equity Fund_Institutional Class_TSR Annual {Institutional Class}	2 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Overlay Shares Hedged Equity Fund NAV
Average Annual Return, Percent	4.84%
S&P 500 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 (TR)
Average Annual Return, Percent	1.60%